Other disclosures - Management Board Remunerations (Details) - Management Board € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) EquityInstruments item	Dec. 31, 2021 EUR (€) EquityInstruments item
Remuneration
Number of strategic goals/targets | item	9	8
Percentage of achievement of company-related targets	50.00%	40.00%
Percentage of achievement of corporate financial targets	50.00%	60.00%
Number of share-based programs | item	2
Vesting period	4 years	4 years
Fixed remuneration (short-term)	€ 2,343	€ 1,928
Variable remuneration (short-term)	€ 1,579	€ 1,319
Share Performance and Restricted Share Awards | EquityInstruments	139,229	160,048
Fair values of SPAs and RSAs granted	€ 4,580	€ 5,235
Total remuneration	€ 8,502	8,482
Percentage of shares assumed by third party for change-of-control	30.00%
Dr. Werner Lanthaler
Remuneration
Fixed remuneration (short-term)	€ 741	711
Variable remuneration (short-term)	€ 578	€ 590
Share Performance and Restricted Share Awards | EquityInstruments	27,040	100,769
Fair values of SPAs and RSAs granted	€ 1,200	€ 3,313
Total remuneration	€ 2,519	4,614
Term of base salary for calculating severance payment	2 years
Dr. Cord Dohrmann
Remuneration
Fixed remuneration (short-term)	€ 469	451
Variable remuneration (short-term)	€ 335	€ 275
Share Performance and Restricted Share Awards | EquityInstruments	13,520	40,956
Fair values of SPAs and RSAs granted	€ 600	€ 1,348
Total remuneration	€ 1,404	2,074
Term of base salary for calculating severance payment	18 months
Dr. Craig Johnstone
Remuneration
Fixed remuneration (short-term)	€ 442	382
Variable remuneration (short-term)	€ 270	€ 234
Share Performance and Restricted Share Awards | EquityInstruments	48,500	9,439
Fair values of SPAs and RSAs granted	€ 1,400	€ 296
Total remuneration	€ 2,112	912
Term of base salary for calculating severance payment	18 months
Enno Spillner
Remuneration
Fixed remuneration (short-term)	€ 387	384
Variable remuneration (short-term)	€ 216	€ 220
Share Performance and Restricted Share Awards | EquityInstruments	10,816	8,884
Fair values of SPAs and RSAs granted	€ 480	€ 278
Total remuneration	1,083	€ 882
Dr. Matthias Evers
Remuneration
Fixed remuneration (short-term)	304
Variable remuneration (short-term)	€ 180
Share Performance and Restricted Share Awards | EquityInstruments	39,353
Fair values of SPAs and RSAs granted	€ 900
Total remuneration	€ 1,384